EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) GW	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) GW	Jun. 30, 2021 USD ($)
Disclosure of joint ventures [line items]
Balance, beginning of year			$ 1,107
Investment			74
Share of net income	$ 29	$ 2	48	$ 7
Share of other comprehensive income			0
Dividends received			(37)
Foreign exchange translation and other			(28)
Balance as at June 30, 2022	1,164		1,164
Investment in equity-accounted investments	$ 54	$ 9	$ 74	$ 53
Private Owner Of Contracted Power and Utility Assets
Disclosure of joint ventures [line items]
Ownership interest			20.00%
Brookfield Renewable and Institutional Partners | Private Owner Of Contracted Power and Utility Assets
Disclosure of joint ventures [line items]
Investment in equity-accounted investments			$ 500
Preferred stock and warrants issued			$ 270
Ownership interest			20.00%
Installed power capacity (in GW) | GW	1.2		1.2
Wind power capacity, development projects (in GW) | GW	1.3		1.3